SEGMENT REPORTING (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Segment Reporting Information [Line Items]
Net revenues	¥ 21,815	$ 3,343	¥ 39,688	¥ 126,089
Depreciation and amortization	45,784	7,016	61,386	62,538
Operating loss from continuing operations	(190,792)	(29,241)	(642,839)	(344,488)
Interest income	9,093	1,394	13,448	15,308
Income tax expense	(3,654)	(560)	(7,642)	(19,602)
Segment net (loss) income from continuing operations	(221,096)	$ (33,885)	(654,286)	(471,737)
Segment assets	470,473		695,779	1,246,584	$ 72,103
Europe
Segment Reporting Information [Line Items]
Net revenues	14,929		35,596	105,511
Depreciation and amortization	1,974		28,811	31,511
Operating loss from continuing operations	8,650		(204,831)	16,638
Interest income	0		0	0
Income tax expense	(60)		(7,471)	1,412
Segment net (loss) income from continuing operations	(8,590)		(205,029)	(18,050)
Segment assets	13,417		20,928	42,527
PRC
Segment Reporting Information [Line Items]
Net revenues	6,886		4,092	20,578
Depreciation and amortization	43,810		32,575	31,027
Operating loss from continuing operations	182,142		(438,008)	327,850
Interest income	9,093		13,448	15,308
Income tax expense	(3,594)		(171)	(21,014)
Segment net (loss) income from continuing operations	(212,506)		(449,257)	(453,687)
Segment assets	¥ 457,056		¥ 674,851	¥ 1,204,057